Secured Term Loan Facilities and Revolving Credit Facilities - Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities (Parenthetical) (Detail) - USD ($)
$ in Thousands
	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Amounts due to related parties	$ 51,590	$ 54,877
Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Amounts due to related parties	$ 51,600	$ 54,900